ACCRUALS AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUALS AND OTHER CURRENT LIABILITIES
Accrued external research and development related expenses	¥ 40,288	$ 5,556	¥ 47,073
Salary and welfare payables	18,699	2,579	20,622
Professional service fees	7,765	1,071	10,252
Deferred income for reimbursement of the expenses related to the establishment of the ADS facility	3,234	446	2,902
Others	5,594	770	5,142
Accruals and other current liabilities	¥ 75,580	$ 10,422	¥ 85,991